Average Annual Total Returns - FidelityAdvisorValueStrategiesFund-AMCIPRO - FidelityAdvisorValueStrategiesFund-AMCIPRO - Fidelity Advisor Value Strategies Fund	Jan. 29, 2025
Fidelity Advisor Value Strategies Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	2.64%
Past 5 years	10.34%
Past 10 years	8.76%
Fidelity Advisor Value Strategies Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(0.50%)
Past 5 years	8.92%
Past 10 years	6.69%
Fidelity Advisor Value Strategies Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.27%
Past 5 years	8.04%
Past 10 years	6.43%
Fidelity Advisor Value Strategies Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	7.14%
Past 5 years	10.79%
Past 10 years	8.73%
Fidelity Advisor Value Strategies Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	4.83%
Past 5 years	10.60%
Past 10 years	8.76%
Fidelity Advisor Value Strategies Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	9.19%
Past 5 years	11.94%
Past 10 years	9.67%
RS013
Average Annual Return:
Past 1 year	13.07%
Past 5 years	8.59%
Past 10 years	8.10%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%